Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019 PHP (₱) USD ($) EUR (€)	Dec. 31, 2018 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1.00
Mark-to-market loss/gain	₱ 11,000,000	₱ 129,000,000
Accrued interest income	2,000,000	17,000,000
Fair value recognized	0	0
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)	(71,000,000)	243,000,000
Long Term Currency Swaps | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Interest accrual	2,000,000	16,000,000
Hedge cost portion of the movements in the fair value	1,000,000	2,000,000
Net Mark-to-market Gains (Losses)	(12,000,000)	50,000,000
Long Term Currency Swaps | Transactions Designated As Hedges | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	23,000,000	45,000,000
Interest accrual	7,000,000	3,000,000
Hedge cost portion of the movements in the fair value	2,000,000	1,000,000
Interest rate swap contract [member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Interest accrual	3,000,000	18,000,000
Hedge cost portion of the movements in the fair value	0	0
Net Mark-to-market Gains (Losses)	₱ 6,000,000	₱ 63,000,000
E U R Assets | Weighted average [member] | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate | €	1.185
Exchange rate, description	no
Termination Date Various Dates In November Two Thousand Eighteen And December Two Thousand And Eighteen | E U R Assets | Various Dates In Two Thousand And Eighteen [Member] | Weighted average [member] | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate | €	1.161
Termination Date Various Dates In Two Thousand Eighteen | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Foreign Exchange Contracts | Transactions Not Designated As Hedges [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.64
Termination Date Various Dates In Two Thousand Eighteen | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Weighted average [member] | Foreign Exchange Contracts | Condition Three
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.58
Termination Date Various Dates In Two Thousand Eighteen | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Weighted average [member] | Foreign Exchange Contracts | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	52.48
Termination Date Various Dates In Two Thousand Eighteen | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Weighted average [member] | Foreign Exchange Contracts | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.48